Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of goodwill for the years ended December 31, 2021 and 2022 were as follows:

	Agora	Easemob	Total
		(US$ thousand)
Balance as of January 1, 2021	$3,089	$—	$3,089
Addition	—	53,053	53,053
Balance of December 31, 2021	$3,089	$53,053	$56,142
Impairment	(3,089)	(8,852)	(11,941)
Reclassification to held-for-sale assets (Note 15)	—	(12,273)	(12,273)
Balance of December 31, 2022	$—	$31,928	$31,928